Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	$ 867,886	5,253,922	4,466,370
Temporary differences related to provision for advances to suppliers	466,430	2,823,625	2,421,809
Temporary differences related to provision for doubtful accounts	958,615	5,803,170	3,132,359
Other	1,031,277	6,243,042	4,140,842
Total current deferred tax assets	3,324,208	20,123,759	14,161,380
Less: Valuation allowance	(3,324,208)	(20,123,759)	(14,161,380)
Net current deferred tax assets	0	0	0
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	1,132,961	6,858,606	6,567,863
Startup expenses and advertising fee	4,217,250	25,529,967	19,011,503
Temporary differences related to research and development credits	162,149	981,601	1,011,966
Temporary differences related to equity investment	1,231,579	7,455,610	9,263,766
Foreign tax credits	2,487,626	15,059,343	15,525,185
Temporary differences related to provision for prepayment for equipment	1,566,305	9,481,941	5,000,000
Tax loss carry forwards	82,171,890	497,443,970	378,001,844
Total non-current deferred tax assets	92,969,760	562,811,038	434,382,127
Less: Valuation allowance	(92,969,760)	(562,811,038)	(434,382,127)
Net non-current deferred tax assets	0	0	0
Total deferred tax assets	0	0	0
Temporary differences related to amortization of intangible assets	$ 882,611	5,343,060	5,508,341